Income taxes - Movement in Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Net Deferred Taxes
Balance, beginning of the year	$ 5,705	$ 1,125
Recognized in profit and loss	(193)	4,580
Balance, end of year	$ 5,512	$ 5,705